UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07513

Putnam Funds Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Mortgage Opportunities Fund
Class A [PMORX]
Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Putnam Mortgage Opportunities Fund for the period June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$44	0.86%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$441,070,215
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	401
Portfolio Turnover Rate	237%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Mortgage Opportunities Fund	PAGE 1	39234-STSA-0126

Putnam Mortgage Opportunities Fund
Class C [PMOZX]
Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Putnam Mortgage Opportunities Fund for the period June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$82	1.61%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$441,070,215
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	401
Portfolio Turnover Rate	237%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Mortgage Opportunities Fund	PAGE 1	39234-STSC-0126

Putnam Mortgage Opportunities Fund
Class I [PMOTX]
Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Putnam Mortgage Opportunities Fund for the period June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$24	0.47%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$441,070,215
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	401
Portfolio Turnover Rate	237%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Mortgage Opportunities Fund	PAGE 1	39234-STSI-0126

Putnam Mortgage Opportunities Fund
Class R6 [PMOLX]
Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Putnam Mortgage Opportunities Fund for the period June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$26	0.51%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$441,070,215
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	401
Portfolio Turnover Rate	237%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Mortgage Opportunities Fund	PAGE 1	39234-STSR6-0126

Putnam Mortgage Opportunities Fund
Class Y [PMOYX]
Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Putnam Mortgage Opportunities Fund for the period June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$30	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$441,070,215
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	401
Portfolio Turnover Rate	237%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Mortgage Opportunities Fund	PAGE 1	39234-STSY-0126

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam
Mortgage
Opportunities Fund
Financial Statements and Other Important Information
Semi-Annual | November 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 20
Notes to Financial Statements 24
Changes In and Disagreements with Accountants 39
Results of Meeting(s) of Shareholders 39
Remuneration Paid to Directors, Officers and Others 39
Board Approval of Management and Subadvisory Agreements 39

Putnam Funds Trust
Financial Highlights
Putnam Mortgage Opportunities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
November
30, 2025
(unaudited)
Year Ended May 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.92 $8.88 $8.55 $8.90 $9.41 $9.01
Income from investment operations
a
:
Net investment income
b
............. 0.23 0.49 0.61 0.53 0.39 0.34
Net realized and unrealized gains (losses) —
c
0.08 0.44 (0.24) (0.33) 0.39
Total from investment operations ........ 0.23 0.57 1.05 0.29 0.06 0.73
Less distributions from:
Net investment income .............. (0.23) (0.49) (0.72) (0.59) (0.57) (0.32)
Net realized gains ................. — — — (0.05) — —
Tax return of capital ................ — (0.04) — — — (0.01)
Total distributions ................... (0.23) (0.53) (0.72) (0.64) (0.57) (0.33)
Net asset value, end of period .......... $8.92 $8.92 $8.88 $8.55 $8.90 $9.41
Total return
d
....................... 2.60% 6.65% 12.91% 3.37% 0.81% 8.19%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.01% 1.00% 1.07% 1.06% 1.06% 1.02%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.86% 0.85% 0.86% 0.86% 0.78% 0.75%
Net investment income ............... 5.02% 5.53% 7.02% 6.03% 4.28% 3.64%
Supplemental data
Net assets, end of period (000’s) ........ $20,884 $22,300 $15,860 $10,291 $3,693 $1,660
Portfolio turnover rate ................ 237% 966% 1243% 1412% 1790% 1058%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
November
30, 2025
(unaudited)
Year Ended May 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.94 $8.90 $8.57 $8.92 $9.42 $9.01
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.42 0.55 0.47 0.32 0.28
Net realized and unrealized gains (losses) 0.01 0.08 0.44 (0.24) (0.32) 0.39
Total from investment operations ........ 0.20 0.50 0.99 0.23 —
c
0.67
Less distributions from:
Net investment income .............. (0.20) (0.43) (0.66) (0.53) (0.50) (0.26)
Net realized gains ................. — — — (0.05) — —
Tax return of capital ................ — (0.03) — — — —
c
Total distributions ................... (0.20) (0.46) (0.66) (0.58) (0.50) (0.26)
Net asset value, end of period .......... $8.94 $8.94 $8.90 $8.57 $8.92 $9.42
Total return
d
....................... 2.10% 5.96% 12.06% 2.60% 0.07% 7.48%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.76% 1.75% 1.82% 1.81% 1.81% 1.77%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.61% 1.60% 1.61% 1.61% 1.53% 1.50%
Net investment income ............... 4.27% 4.77% 6.26% 5.37% 3.47% 2.93%
Supplemental data
Net assets, end of period (000’s) ........ $7,077 $6,910 $2,661 $1,836 $382 $260
Portfolio turnover rate ................ 237% 966% 1243% 1412% 1790% 1058%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
November
30, 2025
(unaudited)
Year Ended May 31,
2025 2024 2023 2022 2021
Class I
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.94 $8.90 $8.56 $8.91 $9.43 $9.02
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.52 0.64 0.55 0.41 0.37
Net realized and unrealized gains (losses) (—)
c
0.09 0.46 (0.23) (0.33) 0.40
Total from investment operations ........ 0.24 0.61 1.10 0.32 0.08 0.77
Less distributions from:
Net investment income .............. (0.25) (0.53) (0.76) (0.62) (0.60) (0.35)
Net realized gains ................. — — — (0.05) — —
Tax return of capital ................ — (0.04) — — — (0.01)
Total distributions ................... (0.25) (0.57) (0.76) (0.67) (0.60) (0.36)
Net asset value, end of period .......... $8.93 $8.94 $8.90 $8.56 $8.91 $9.43
Total return
d
....................... 2.68% 7.07% 13.45% 3.74% 0.97% 8.58%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.62% 0.62% 0.68% 0.67% 0.75% 0.74%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.47% 0.47% 0.47% 0.47% 0.47% 0.47%
Net investment income ............... 5.36% 5.90% 7.39% 6.27% 4.55% 3.94%
Supplemental data
Net assets, end of period (000’s) ........ $50,075 $109,459 $186,433 $147,651 $141,000 $135,399
Portfolio turnover rate ................ 237% 966% 1243% 1412% 1790% 1058%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
November
30, 2025
(unaudited)
Year Ended May 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.94 $8.90 $8.56 $8.91 $9.43 $9.02
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.53 0.63 0.55 0.41 0.38
Net realized and unrealized gains (losses) 0.01 0.07 0.46 (0.23) (0.33) 0.39
Total from investment operations ........ 0.25 0.60 1.09 0.32 0.08 0.77
Less distributions from:
Net investment income .............. (0.25) (0.52) (0.75) (0.62) (0.60) (0.35)
Net realized gains ................. — — — (0.05) — —
Tax return of capital ................ — (0.04) — — — (0.01)
Total distributions ................... (0.25) (0.56) (0.75) (0.67) (0.60) (0.36)
Net asset value, end of period .......... $8.94 $8.94 $8.90 $8.56 $8.91 $9.43
Total return
c
....................... 2.66% 7.11% 13.40% 3.70% 0.96% 8.56%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.67% 0.66% 0.72% 0.71% 0.79% 0.78%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.51% 0.51% 0.51% 0.51% 0.51% 0.51%
Net investment income ............... 5.37% 5.88% 7.31% 6.30% 4.51% 4.01%
Supplemental data
Net assets, end of period (000’s) ........ $8,043 $6,600 $1,366 $3,548 $1,157 $1,017
Portfolio turnover rate ................ 237% 966% 1243% 1412% 1790% 1058%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
November
30, 2025
(unaudited)
Year Ended May 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.93 $8.89 $8.55 $8.90 $9.42 $9.02
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.51 0.63 0.55 0.41 0.37
Net realized and unrealized gains (losses) (0.01) 0.09 0.46 (0.24) (0.33) 0.39
Total from investment operations ........ 0.23 0.60 1.09 0.31 0.08 0.76
Less distributions from:
Net investment income .............. (0.24) (0.52) (0.75) (0.61) (0.60) (0.35)
Net realized gains ................. — — — (0.05) — —
Tax return of capital ................ — (0.04) — — — (0.01)
Total distributions ................... (0.24) (0.56) (0.75) (0.66) (0.60) (0.36)
Net asset value, end of period .......... $8.92 $8.93 $8.89 $8.55 $8.90 $9.42
Total return
c
....................... 2.61% 6.93% 13.34% 3.63% 0.96% 8.46%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.76% 0.75% 0.82% 0.81% 0.81% 0.77%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.60% 0.60% 0.61% 0.61% 0.53% 0.50%
Net investment income ............... 5.27% 5.77% 7.26% 6.29% 4.52% 3.93%
Supplemental data
Net assets, end of period (000’s) ........ $354,990 $457,554 $336,895 $197,774 $123,873 $43,483
Portfolio turnover rate ................ 237% 966% 1243% 1412% 1790% 1058%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Schedule of Investments (unaudited), November 30, 2025
Putnam Mortgage Opportunities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Asset-Backed Securities 5.9%
Capital Markets 0.0%
†
a
Merrill Lynch Mortgage Investors Trust , 2006-HE3 , A4 , FRN , 4.569% , ( 1-month SOFR
+ 0.614% ), 6/25/37 ................................................ $ 756,832 $ 200,853
Financial Services 5.9%
b
Castlelake Aircraft Structured Trust , 2025-2A , A , 144A, 5.465% , 8/15/50 ..........
1,150,154 1,168,262
b ,c
CFMT LLC , 2024-HB13 , M1 , 144A, FRN , 3% , 5/25/34 ........................
3,750,000 3,630,856
a
Citigroup Mortgage Loan Trust, Inc. , 2007-AMC3 , A2D , FRN , 4.419% , ( 1-month SOFR
+ 0.464% ), 3/25/37 ................................................ 140,899 125,295
b ,c
FIGRE Trust , 2025-HE5 , A , 144A, FRN , 5.285% , 8/25/55 .....................
408,755 411,619
a ,b
GS Mortgage-Backed Securities Trust , 2024-HE1 , A1 , 144A, FRN , 5.672% , ( 30-day
SOFR Average + 1.6% ), 8/25/54 ...................................... 2,505,218 2,512,322
GSAA Home Equity Trust ,
a
2006-8 , 2A2 , FRN , 4.429% , ( 1-month SOFR + 0.474% ), 5/25/36 .............. 74,820 15,650
a
2006-1 , A1 , FRN , 4.249% , ( 1-month SOFR + 0.294% ), 1/25/36 ............... 973,720 268,550
a
2006-17 , A1 , FRN , 4.189% , ( 1-month SOFR + 0.234% ), 11/25/36 .............. 8,201,661 1,986,197
2007-2 , AF4A , 6.483% , 3/25/37 ....................................... 1,143,656 307,416
b
HTAP Trust , 2024-1 , A , 144A, 7% , 4/25/37 ................................
1,417,250 1,423,589
a ,b
J.P. Morgan Mortgage Trust , 2024-HE2 , A1 , 144A, FRN , 5.299% , ( 30-day SOFR
Average + 1.2% ), 10/20/54 ........................................... 632,513 632,985
a
Lehman XS Trust , 2006-17 , 1A4A , FRN , 4.409% , ( 1-month SOFR + 0.454% ), 8/25/46
2,748,411 2,607,824
b
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A, 1.91% , 10/20/61 ..
1,431,000 1,216,873
b
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 ...................
301,000 298,890
b
PRET LLC , 2025-NPL9 , A1 , 144A, 5.391% , 8/25/55 .........................
2,798,216 2,806,293
a ,b
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.659% , ( 30-day SOFR
Average + 1.45% ), 7/25/54 ........................................... 3,594,214 3,604,413
b ,d
SF ABS Issuer LLC , 2025-1A , A2 , 144A, 5.377% , 11/25/55 ....................
1,262,000 1,233,645
b
Tricolor Auto Securitization Trust ,
2024-1A , A , 144A, 6.61% , 10/15/27 .................................... 647,275 627,476
2025-1A , A , 144A, 4.94% , 2/15/29 ..................................... 381,190 267,382
b
Unlock Hea Trust , 2023-1 , A , 144A, 7% , 10/25/38 ...........................
650,865 655,120
25,800,657
a a a a a
Total Asset-Backed Securities (Cost $ 25,570,993 ) ...............................
26,001,510
Commercial Mortgage-Backed Securities 26.5%
Financial Services 26.5%
BANK ,
b
2018-BN11 , D , 144A, 3% , 3/15/61 ..................................... 609,000 511,894
c,e
2020-BN30 , XA , IO, FRN , 1.363% , 12/15/53 ............................. 17,546,200 844,349
c,e
2024-BNK48 , XA , IO, FRN , 1.35% , 10/15/57 ............................. 9,437,152 760,580
c,e
2020-BN26 , XA , IO, FRN , 1.306% , 3/15/63 .............................. 13,979,548 528,093
c ,e
BANK5 Trust , 2024-5YR10 , XA , IO, FRN , 1.401% , 10/15/57 ...................
17,651,125 705,703
b
Barclays Commercial Mortgage Trust ,
2019-C4 , D , 144A, 3.25% , 8/15/52 ..................................... 1,010,000 645,044
2019-C4 , E , 144A, 3.25% , 8/15/52 ..................................... 793,000 431,664
2019-C5 , E , 144A, 2.5% , 11/15/52 ..................................... 1,117,000 823,198
c
2019-C5 , F , 144A, FRN , 2.702% , 11/15/52 ............................... 1,881,000 1,149,885
c ,e
BBCMS Mortgage Trust ,
2024-5C29 , XA , IO, FRN , 1.821% , 9/15/57 ............................... 25,120,262 1,327,789
2025-C32 , XA , IO, FRN , 1.356% , 2/15/62 ................................ 12,250,563 1,020,921
Benchmark Mortgage Trust ,
c
2018-B1 , C , FRN , 4.342% , 1/15/51 .................................... 608,000 505,174
b
2018-B1 , D , 144A, 2.75% , 1/15/51 ..................................... 1,021,000 593,065

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Benchmark Mortgage Trust, (continued)
b,c
2018-B3 , D , 144A, FRN , 3.197% , 4/10/51 ............................... $ 1,504,000 $ 1,066,779
b
2019-B11 , D , 144A, 3% , 5/15/52 ...................................... 963,000 521,042
b
2019-B13 , D , 144A, 2.5% , 8/15/57 ..................................... 1,295,000 771,939
c,e
2024-V11 , XA , IO, FRN , 0.773% , 11/15/57 ............................... 38,675,724 791,568
c ,e
BMO Mortgage Trust , 2024-5C6 , XA , IO, FRN , 1.574% , 9/15/57 ................
15,366,871 665,158
b ,c
BWAY Mortgage Trust , 2022-26BW , F , 144A, FRN , 5.029% , 2/10/44 .............
2,210,000 1,089,454
c ,e
Cantor Commercial Real Estate Lending LP , 2019-CF3 , XA , IO, FRN , 0.805% , 1/15/53
12,044,851 277,068
CD Mortgage Trust ,
c
2017-CD3 , B , FRN , 3.984% , 2/10/50 ................................... 888,000 591,828
c
2017-CD4 , B , FRN , 3.947% , 5/10/50 ................................... 1,712,000 1,633,181
c
2017-CD3 , C , FRN , 4.734% , 2/10/50 ................................... 615,000 225,381
b
2017-CD3 , D , 144A, 3.25% , 2/10/50 .................................... 815,565 44,336
b
2019-CD8 , D , 144A, 3% , 8/15/57 ...................................... 507,000 328,448
b ,c
CFCRE Commercial Mortgage Trust , 2011-C2 , E , 144A, FRN , 5.08% , 12/15/47 .....
1,801,000 1,710,701
Citigroup Commercial Mortgage Trust ,
b,c
2012-GC8 , C , 144A, FRN , 5.295% , 9/10/45 .............................. 627,421 622,713
c
2014-GC21 , C , FRN , 4.78% , 5/10/47 ................................... 218,135 213,298
c
2017-P7 , C , FRN , 4.557% , 4/14/50 .................................... 373,000 321,063
c
2015-GC33 , C , FRN , 4.484% , 9/10/58 .................................. 1,242,000 1,088,625
b
2014-GC25 , D , 144A, 3.548% , 10/10/47 ................................. 239,000 131,452
b,c
2015-GC27 , D , 144A, FRN , 4.522% , 2/10/48 ............................. 1,151,761 1,119,847
c
2015-GC31 , D , FRN , 3.813% , 6/10/48 .................................. 1,541,000 110,722
2015-GC33 , D , 3.172% , 9/10/58 ....................................... 347,000 215,143
b
2015-GC27 , E , 144A, 3% , 2/10/48 ..................................... 2,077,000 1,833,547
COMM Mortgage Trust ,
2012-CR4 , AM , 3.251% , 10/15/45 ..................................... 2,432,000 2,252,421
2013-CR12 , AM , 4.3% , 10/10/46 ...................................... 1,450,806 1,378,444
c
2014-UBS5 , AM , FRN , 4.193% , 9/10/47 ................................. 574,805 566,435
b
2012-CR4 , B , 144A, 3.703% , 10/15/45 .................................. 1,072,000 766,295
2014-CR17 , B , 4.377% , 5/10/47 ....................................... 490,318 477,207
c
2014-CR14 , C , FRN , 3.631% , 2/10/47 .................................. 1,154,000 1,111,879
c
2014-CR16 , C , FRN , 4.937% , 4/10/47 .................................. 1,226,000 1,166,321
c
2014-CR17 , C , FRN , 4.942% , 5/10/47 .................................. 1,940,500 1,804,796
c
2014-UBS3 , C , FRN , 4.745% , 6/10/47 .................................. 301,000 279,002
c
2014-UBS4 , C , FRN , 4.807% , 8/10/47 .................................. 324,000 250,513
c
2014-UBS6 , C , FRN , 4.555% , 12/10/47 ................................. 128,625 127,379
b,c
2012-LC4 , D , 144A, FRN , 5.69% , 12/10/44 .............................. 2,413,225 1,860,075
b,c
2013-CR7 , D , 144A, FRN , 4.386% , 3/10/46 .............................. 860,995 823,289
b,c
2013-LC13 , D , 144A, FRN , 5.549% , 8/10/46 ............................. 266,369 248,014
b,c
2013-CR13 , D , 144A, FRN , 5.112% , 11/10/46 ............................ 3,650,000 2,062,360
b,c
2014-CR14 , D , 144A, FRN , 3.631% , 2/10/47 ............................. 1,479,000 1,268,242
b,c
2014-CR15 , D , 144A, FRN , 4.066% , 2/10/47 ............................. 923,000 869,820
b,c
2014-CR17 , D , 144A, FRN , 5.006% , 5/10/47 ............................. 1,247,000 1,045,621
c
2015-CR26 , D , FRN , 3.757% , 10/10/48 ................................. 875,000 718,351
b
2017-COR2 , D , 144A, 3% , 9/10/50 ..................................... 1,656,000 1,493,409
b
2013-LC6 , E , 144A, 3.5% , 1/10/46 ..................................... 460,000 433,123
b,c
2014-CR17 , E , 144A, FRN , 5.006% , 5/10/47 ............................. 804,000 572,858
b,c
2015-LC19 , E , 144A, FRN , 4.565% , 2/10/48 .............................. 1,070,000 902,288
CSAIL Commercial Mortgage Trust ,
c
2015-C2 , B , FRN , 4.208% , 6/15/57 .................................... 1,182,872 1,142,569
c
2015-C3 , C , FRN , 4.192% , 8/15/48 .................................... 1,277,000 1,134,479
c
2015-C2 , C , FRN , 4.179% , 6/15/57 .................................... 915,000 825,893
b
2019-C17 , D , 144A, 2.5% , 9/15/52 ..................................... 594,000 324,701
c
2015-C2 , D , FRN , 4.179% , 6/15/57 .................................... 1,121,000 865,401

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GS Mortgage Securities Trust ,
c
2014-GC24 , B , FRN , 4.54% , 9/10/47 ................................... $ 2,306,000 $ 2,226,013
b,c
2013-GC13 , D , 144A, FRN , 3.989% , 7/10/46 ............................. 739,000 548,569
b,c
2014-GC24 , D , 144A, FRN , 4.561% , 9/10/47 ............................. 1,920,000 1,219,219
b,c
2017-GS5 , D , 144A, FRN , 3.509% , 3/10/50 .............................. 3,043,000 490,427
b
2019-GC38 , D , 144A, 3% , 2/10/52 ..................................... 439,000 369,939
c
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2013-C10 , C , FRN , 4.24% , 12/15/47 ................................... 193,113 187,474
b
2011-C3 , D , 144A, FRN , 5.71% , 2/15/46 ................................ 450,000 414,773
2013-LC11 , D , FRN , 4.338% , 4/15/46 ................................... 4,212,000 265,356
b
2012-LC9 , D , 144A, FRN , 3.689% , 12/15/47 ............................. 2,291,000 2,181,668
b,f
2013-LC11 , E , 144A, FRN , 3.25% , 4/15/46 ............................... 643,000 20,254
b
2013-LC11 , E , 144A, FRN , 3.25% , 4/15/46 ............................... 9,504,000 299,376
b
2007-CB20 , E , 144A, FRN , 8.678% , 2/12/51 ............................. 18,783 26,485
b
2012-C6 , G , 144A, FRN , 2.972% , 5/15/45 ............................... 100,000 88,625
c
JPMBB Commercial Mortgage Securities Trust ,
2014-C22 , B , FRN , 4.66% , 9/15/47 .................................... 399,000 389,292
2014-C25 , B , FRN , 4.347% , 11/15/47 ................................... 1,947,000 1,819,004
2014-C22 , C , FRN , 4.66% , 9/15/47 .................................... 354,000 334,169
2013-C12 , D , FRN , 4.071% , 7/15/45 ................................... 1,000,000 934,289
b
2014-C18 , D , 144A, FRN , 4.654% , 2/15/47 .............................. 1,135,000 1,027,175
b
2014-C23 , D , 144A, FRN , 4.188% , 9/15/47 .............................. 2,857,000 2,646,637
b
2014-C25 , D , 144A, FRN , 4.052% , 11/15/47 .............................. 1,390,000 677,639
b
2013-C12 , E , 144A, FRN , 4.071% , 7/15/45 ............................... 625,000 431,275
b
2013-C14 , F , 144A, FRN , 3.598% , 8/15/46 ............................... 402,000 34,270
b ,c
JPMCC Commercial Mortgage Securities Trust , 2017-JP7 , D , 144A, FRN , 4.566% ,
9/15/50 ......................................................... 388,000 264,345
JPMDB Commercial Mortgage Securities Trust ,
2017-C5 , A4 , 3.414% , 3/15/50 ........................................ 515,835 509,750
b,c
2016-C2 , D , 144A, FRN , 3.515% , 6/15/49 ............................... 1,101,000 542,875
Morgan Stanley Bank of America Merrill Lynch Trust ,
c
2013-C10 , B , FRN , 4.084% , 7/15/46 ................................... 1,509,731 1,439,532
c
2012-C6 , C , FRN , 4.536% , 11/15/45 ................................... 694,593 652,317
c
2013-C9 , C , FRN , 3.834% , 5/15/46 .................................... 917,000 857,860
c
2013-C10 , C , FRN , 4.084% , 7/15/46 ................................... 1,543,000 1,432,334
c
2015-C22 , C , FRN , 4.104% , 4/15/48 ................................... 2,015,000 1,804,432
c
2017-C34 , C , FRN , 4.308% , 11/15/52 ................................... 691,000 619,148
b,c
2013-C12 , D , 144A, FRN , 4.857% , 10/15/46 ............................. 1,139,000 1,065,033
b
2014-C19 , D , 144A, 3.25% , 12/15/47 ................................... 426,100 408,475
b
2015-C24 , D , 144A, 3.257% , 5/15/48 ................................... 2,004,000 1,970,127
b,c
2015-C23 , D , 144A, FRN , 4.344% , 7/15/50 .............................. 1,242,000 1,208,776
b
2017-C34 , D , 144A, 2.7% , 11/15/52 .................................... 663,000 491,943
b,c
2012-C6 , E , 144A, FRN , 4.489% , 11/15/45 ............................... 1,303,000 728,820
b,c
2013-C12 , E , 144A, FRN , 4.857% , 10/15/46 .............................. 405,000 312,664
b,c
2015-C24 , E , 144A, FRN , 4.07% , 5/15/48 ............................... 677,000 657,702
b,c
2013-C10 , F , 144A, FRN , 4.084% , 7/15/46 ............................... 1,286,000 148,376
b,c
2012-C6 , G , 144A, FRN , 4.5% , 11/15/45 ................................ 1,441,000 84,383
b,c
2013-C9 , G , 144A, FRN , 3.922% , 5/15/46 ............................... 1,500,000 1,004,187
c
Morgan Stanley Capital I Trust ,
2016-UB11 , C , FRN , 3.691% , 8/15/49 .................................. 2,716,000 2,662,138
2016-BNK2 , C , FRN , 4.002% , 11/15/49 ................................. 571,000 513,780
2016-UB12 , C , FRN , 4.246% , 12/15/49 ................................. 498,000 403,598
b
2011-C3 , G , 144A, FRN , 5.105% , 7/15/49 ............................... 753,000 714,677
b
PRET LLC ,
2024-NPL9 , A1 , 144A, 5.851% , 12/25/54 ................................ 3,751,305 3,756,065
2025-NPL4 , A1 , 144A, 6.368% , 4/25/55 ................................. 2,377,050 2,392,147

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
c
UBS Commercial Mortgage Trust ,
2018-C11 , C , FRN , 5.038% , 6/15/51 ................................... $ 641,000 $ 598,334
b
2017-C1 , D , 144A, FRN , 5.005% , 6/15/50 ............................... 1,223,000 1,016,560
b
2018-C11 , D , 144A, FRN , 3% , 6/15/51 .................................. 2,195,000 1,409,372
b
2012-C1 , E , 144A, FRN , 5% , 5/10/45 ................................... 503,044 457,717
Wells Fargo Commercial Mortgage Trust ,
c
2015-C31 , C , FRN , 4.903% , 11/15/48 ................................... 470,558 463,700
b,c
2013-LC12 , D , 144A, FRN , 3.912% , 7/15/46 ............................. 381,000 219,075
b,c
2014-LC18 , D , 144A, FRN , 3.957% , 12/15/47 ............................. 1,981,000 1,831,454
2015-C31 , D , 3.852% , 11/15/48 ....................................... 1,488,500 1,318,797
b
2017-RB1 , D , 144A, 3.401% , 3/15/50 ................................... 1,112,000 490,586
b
2014-LC16 , D , 144A, 3.938% , 8/15/50 .................................. 232,024 28,073
b
2020-C55 , D , 144A, 2.5% , 2/15/53 ..................................... 919,000 621,769
c
2016-NXS5 , D , FRN , 5.107% , 1/15/59 .................................. 371,000 286,489
b
2016-C33 , D , 144A, 3.123% , 3/15/59 ................................... 1,000,000 917,305
b,c
2015-C31 , E , 144A, FRN , 4.903% , 11/15/48 .............................. 2,341,500 1,324,095
c,e
2019-C52 , XA , IO, FRN , 1.71% , 8/15/52 ................................. 16,993,475 763,612
c,e
2021-C59 , XA , IO, FRN , 1.617% , 4/15/54 ................................ 23,338,046 1,335,961
c
WFRBS Commercial Mortgage Trust ,
2014-C21 , B , FRN , 4.213% , 8/15/47 ................................... 2,775,980 2,717,664
2014-C23 , B , FRN , 4.421% , 10/15/57 ................................... 1,125,000 1,092,153
2013-C15 , C , FRN , 4.284% , 8/15/46 ................................... 1,390,000 1,257,991
2014-C21 , C , FRN , 4.234% , 8/15/47 ................................... 816,000 770,296
b
2013-C11 , D , 144A, FRN , 4.202% , 3/15/45 ............................... 1,510,000 1,333,653
b
2013-C15 , D , 144A, FRN , 4.284% , 8/15/46 .............................. 1,317,468 757,570
b
2011-C4 , E , 144A, FRN , 5.15% , 6/15/44 ................................. 806,022 762,716
117,044,191
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 123,168,100 ) ...............
117,044,191
Mortgage-Backed Securities 88.1%
Federal National Mortgage Association (FNMA) Fixed Rate 79.8%
g
Uniform Mortgage-Backed Securities , 2.5% , TBA, 12/25/55 .................... 13,000,000 11,062,669
g
Uniform Mortgage-Backed Securities , 3% , TBA, 12/25/55 ..................... 4,000,000 3,553,311
g
Uniform Mortgage-Backed Securities , 3.5% , TBA, 12/25/55 .................... 1,000,000 925,080
g
Uniform Mortgage-Backed Securities , 4.5% , TBA, 12/25/55 .................... 4,000,000 3,916,336
g
Uniform Mortgage-Backed Securities , 5% , TBA, 12/25/55 ..................... 14,000,000 13,973,544
g
Uniform Mortgage-Backed Securities , 5.5% , TBA, 12/25/55 .................... 183,000,000 185,335,497
g
Uniform Mortgage-Backed Securities , 6% , TBA, 12/25/55 ..................... 130,000,000 133,120,702
351,887,139
Government National Mortgage Association (GNMA) Fixed Rate 8.3%
g
GNMA II, Single-family, 30 Year , 4.5%, 12/15/55 ............................ 20,000,000 19,564,453
g
GNMA II, Single-family, 30 Year , 5%, 12/15/55 .............................. 1,000,000 999,032
g
GNMA II, Single-family, 30 Year , 5.5%, 12/15/55 ............................ 3,000,000 3,030,102
g
GNMA II, Single-family, 30 Year , 6%, 12/15/55 .............................. 13,000,000 13,251,634
36,845,221
Total Mortgage-Backed Securities (Cost $ 387,896,289 ) ...........................
388,732,360
Residential Mortgage-Backed Securities 19.2%
Financial Services 19.2%
b
A&D Mortgage Trust ,
2023-NQM2 , A1 , 144A, 6.132% , 5/25/68 ................................ 753,988 756,184
2024-NQM1 , A1 , 144A, 6.195% , 2/25/69 ................................ 1,529,197 1,541,251

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
A&D Mortgage Trust, (continued)
2023-NQM4 , A2 , 144A, 7.826% , 9/25/68 ................................ $ 2,292,664 $ 2,328,899
Alternative Loan Trust ,
2006-43CB , 1A10 , 6% , 2/25/37 ....................................... 3,414,703 1,707,241
a
2006-OA10 , 3A1 , FRN , 4.449% , ( 1-month SOFR + 0.494% ), 8/25/46 ........... 154,675 145,922
a
2006-OA10 , 4A1 , FRN , 4.449% , ( 1-month SOFR + 0.494% ), 8/25/46 ........... 187,866 168,165
a
2005-38 , A1 , FRN , 5.578% , ( 12-month average of 1-year CMT + 1.5% ), 9/25/35 ... 504,957 467,305
a
2006-OA19 , A1 , FRN , 4.254% , ( 1-month SOFR + 0.294% ), 2/20/47 ............ 940,680 776,173
a
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN , 4.259% , ( 1-month
SOFR + 0.304% ), 5/25/47 ........................................... 1,330,571 816,423
b ,c
Arroyo Mortgage Trust , 2020-1 , M1 , 144A, FRN , 4.277% , 3/25/55 ...............
442,000 417,741
Bear Stearns ALT-A Trust ,
a
2005-10 , 11A1 , FRN , 4.569% , ( 1-month SOFR + 0.614% ), 1/25/36 ............. 71,795 69,133
c
2005-8 , 21A1 , FRN , 5.209% , 10/25/35 .................................. 210,032 173,176
a
Bear Stearns Mortgage Funding Trust , 2006-AR2 , 2A1 , FRN , 4.529% , ( 1-month SOFR
+ 0.574% ), 9/25/46 ................................................ 1,702,642 1,636,162
b ,c
CAFL Issuer LLC , 2023-RTL1 , A1 , 144A, FRN , 7.553% , 12/28/30 ...............
928,000 930,142
b
CAFL Issuer LP , 2025-RRTL1 , M1 , 144A, 8.16% , 5/28/40 .....................
577,000 583,176
b ,c
Cascade Funding Mortgage Trust ,
2025-HB16 , M2 , 144A, FRN , 3% , 3/25/35 ............................... 932,000 895,094
2025-HB16 , M3 , 144A, FRN , 3% , 3/25/35 ............................... 1,000,000 953,315
a ,b
Chase Home Lending Mortgage Trust , 2025-3 , A11 , 144A, FRN , 5.372% , ( 30-day
SOFR Average + 1.3% ), 2/25/56 ...................................... 448,903 449,466
a ,b
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 4.249% , ( 1-month SOFR +
0.294% ), 11/25/47 ................................................. 682,083 625,157
a
CHL Mortgage Pass-Through Trust , 2006-OA5 , 2A1 , FRN , 4.469% , ( 1-month SOFR +
0.514% ), 4/25/46 .................................................. 26,648 23,738
b ,c
CIM Trust , 2024-R1 , A1 , 144A, FRN , 4.75% , 6/25/64 .........................
621,382 620,156
c
CSMC Mortgage-Backed Trust , 2007-1 , 1A3 , FRN , 5.989% , 2/25/37 .............
5,456,643 1,264,271
b ,c
CSMC Trust ,
2021-RPL7 , A1 , 144A, FRN , 4.206% , 7/27/61 ............................. 276,185 275,229
2020-SPT1 , M1 , 144A, FRN , 3.388% , 4/25/65 ............................ 392,000 382,929
Deutsche Alt-B Securities Mortgage Loan Trust , 2006-AB4 , A4B , 6.5% , 10/25/36 ....
1,752,020 1,549,653
a
FHLMC STACR Debt Notes ,
2016-DNA1 , B , FRN , 14.186% , ( 30-day SOFR Average + 10.114% ), 7/25/28 ..... 245,301 248,415
2017-DNA1 , B2 , FRN , 14.186% , ( 30-day SOFR Average + 10.114% ), 7/25/29 .... 516,001 554,917
a ,b
FHLMC STACR REMIC Trust ,
2021-DNA3 , B2 , 144A, FRN , 10.322% , ( 30-day SOFR Average + 6.25% ), 10/25/33 2,879,000 3,597,605
2022-HQA1 , B2 , 144A, FRN , 15.072% , ( 30-day SOFR Average + 11% ), 3/25/42 ... 2,600,000 2,888,531
2020-HQA1 , B2 , 144A, FRN , 9.286% , ( 30-day SOFR Average + 5.214% ), 1/25/50 . 800,000 892,428
2020-DNA3 , B2 , 144A, FRN , 13.536% , ( 30-day SOFR Average + 9.464% ), 6/25/50 750,000 962,018
2021-DNA1 , B2 , 144A, FRN , 8.822% , ( 30-day SOFR Average + 4.75% ), 1/25/51 .. 1,100,000 1,225,126
2022-DNA2 , M2 , 144A, FRN , 7.822% , ( 30-day SOFR Average + 3.75% ), 2/25/42 .. 1,975,000 2,037,108
2022-HQA1 , M2 , 144A, FRN , 9.322% , ( 30-day SOFR Average + 5.25% ), 3/25/42 .. 2,759,000 2,899,942
2022-DNA5 , M2 , 144A, FRN , 10.822% , ( 30-day SOFR Average + 6.75% ), 6/25/42 . 1,471,000 1,596,127
a ,b
FHLMC STACR Trust ,
2019-FTR3 , B2 , 144A, FRN , 8.986% , ( 30-day SOFR Average + 4.914% ), 9/25/47 . 800,000 873,462
2019-FTR1 , B2 , 144A, FRN , 12.536% , ( 30-day SOFR Average + 8.464% ), 1/25/48 3,900,000 4,642,559
2018-DNA3 , B2 , 144A, FRN , 11.936% , ( 30-day SOFR Average + 7.864% ), 9/25/48 1,318,000 1,515,305
2018-HQA2 , B2 , 144A, FRN , 15.186% , ( 30-day SOFR Average + 11.114% ), 10/25/48 3,028,000 3,779,378
2019-DNA1 , B2 , 144A, FRN , 14.936% , ( 30-day SOFR Average + 10.864% ), 1/25/49 439,000 542,050
2019-HQA3 , B2 , 144A, FRN , 11.686% , ( 30-day SOFR Average + 7.614% ), 9/25/49 1,000,000 1,121,305
a
FNMA Connecticut Avenue Securities Trust ,
2016-C01 , 1B , FRN , 15.936% , ( 30-day SOFR Average + 11.864% ), 8/25/28 ...... 26,303 26,926

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
a
FNMA Connecticut Avenue Securities Trust, (continued)
2016-C03 , 1B , FRN , 15.936% , ( 30-day SOFR Average + 11.864% ), 10/25/28 ..... $ 337,034 $ 350,339
2016-C04 , 1B , FRN , 14.436% , ( 30-day SOFR Average + 10.364% ), 1/25/29 ...... 568,287 598,561
2016-C06 , 1B , FRN , 13.436% , ( 30-day SOFR Average + 9.364% ), 4/25/29 ....... 1,546,017 1,644,641
b
2023-R08 , 1B1 , 144A, FRN , 7.622% , ( 30-day SOFR Average + 3.55% ), 10/25/43 .. 1,500,000 1,570,362
b
2022-R06 , 1B2 , 144A, FRN , 14.672% , ( 30-day SOFR Average + 10.6% ), 5/25/42 .. 500,000 561,681
2016-C03 , 2B , FRN , 16.936% , ( 30-day SOFR Average + 12.864% ), 10/25/28 ..... 811,194 846,140
2016-C07 , 2B , FRN , 13.686% , ( 30-day SOFR Average + 9.614% ), 5/25/29 ....... 591,971 632,676
b
2022-R02 , 2B1 , 144A, FRN , 8.572% , ( 30-day SOFR Average + 4.5% ), 1/25/42 ... 2,146,000 2,223,005
b
2022-R05 , 2B1 , 144A, FRN , 8.572% , ( 30-day SOFR Average + 4.5% ), 4/25/42 ... 2,540,000 2,653,755
b
2022-R09 , 2B1 , 144A, FRN , 10.822% , ( 30-day SOFR Average + 6.75% ), 9/25/42 .. 500,000 544,812
b
2023-R03 , 2B1 , 144A, FRN , 10.422% , ( 30-day SOFR Average + 6.35% ), 4/25/43 .. 850,000 939,303
b
2022-R09 , 2M2 , 144A, FRN , 8.822% , ( 30-day SOFR Average + 4.75% ), 9/25/42 .. 1,000,000 1,061,897
b
GS Mortgage-Backed Securities Trust , 2024-RPL4 , A1 , 144A, 3.9% , 9/25/61 .......
285,028 281,187
a
GSR Mortgage Loan Trust , 2007-OA1 , 2A3A , FRN , 4.416% , ( 1-month SOFR +
0.424% ), 5/25/37 .................................................. 279,711 156,729
a ,b
Home Re Ltd. , 2022-1 , B1 , 144A, FRN , 13.072% , ( 30-day SOFR Average + 9% ),
10/25/34 ........................................................ 900,000 997,479
b
HOMES Trust , 2024-NQM1 , A1 , 144A, 5.915% , 7/25/69 ......................
730,492 737,972
b
Imperial Fund Mortgage Trust ,
2023-NQM1 , A1 , 144A, 5.941% , 2/25/68 ................................ 834,264 833,541
2022-NQM4 , A3 , 144A, 5.04% , 6/25/67 ................................. 1,000,386 997,169
c
IndyMac INDX Mortgage Loan Trust , 2006-AR11 , 2A1 , FRN , 4.072% , 6/25/36 ......
18,335 16,287
b
J.P. Morgan Mortgage Trust ,
2024-VIS2 , A1 , 144A, 5.853% , 11/25/64 ................................. 3,819,120 3,857,685
a
2024-10 , A11 , 144A, FRN , 5.322% , ( 30-day SOFR Average + 1.25% ), 3/25/55 .... 1,398,387 1,396,585
b
LHOME Mortgage Trust , 2023-RTL4 , A1 , 144A, 7.628% , 11/25/28 ...............
1,045,000 1,049,567
MFA Trust ,
2024-NPL1 , A1 , 6.33% , 9/25/54 ....................................... 233,625 234,136
b
2023-NQM3 , A1 , 144A, 6.617% , 7/25/68 ................................ 440,256 443,865
a ,b
Morgan Stanley Re-REMIC Trust , 2010-R4 , 4B , 144A, FRN , 3.356% , ( 1-month SOFR
+ 0.344% ), 2/26/37 ................................................ 287,886 279,270
b
Morgan Stanley Residential Mortgage Loan Trust ,
2024-NQM1 , A1 , 144A, 6.152% , 12/25/68 ............................... 1,055,515 1,064,588
a
2024-3 , AF , 144A, FRN , 5.422% , ( 30-day SOFR Average + 1.35% ), 7/25/54 ...... 2,620,407 2,618,655
b
PRPM Trust , 2024-NQM2 , A1 , 144A, 6.327% , 6/25/69 ........................
756,466 766,136
b
RCO VIII Mortgage LLC , 2025-3 , A1 , 144A, 6.434% , 5/25/30 ...................
1,145,644 1,149,161
b
Saluda Grade Alternative Mortgage Trust , 2024-RTL6 , A1 , 144A, 7.439% , 7/25/30 ...
2,979,000 2,999,446
a ,b
Station Place Securitization Trust , 2025-1 , A , 144A, FRN , 4.851% , ( 1-month SOFR +
0.9% ), 7/23/26 .................................................... 1,810,000 1,840,647
a
Structured Asset Mortgage Investments II Trust ,
2007-AR1 , 2A1 , FRN , 4.429% , ( 1-month SOFR + 0.474% ), 1/25/37 ............ 21,340 19,442
2006-AR7 , A1BG , FRN , 4.189% , ( 1-month SOFR + 0.234% ), 8/25/36 ........... 131,069 118,374
a
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR13 , A1C4 , FRN , 4.929% ,
( 1-month SOFR + 0.974% ), 10/25/45 ................................... 29,004 28,156
84,472,552
a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 80,310,929 ) .................
84,472,552
Agency Commercial Mortgage-Backed Securities 34.5%
Financial Services 34.5%
e
FHLMC ,
4949 , IO, 4% , 1/25/50 .............................................. 9,971,260 2,209,873
5274 , IO, 2.5% , 1/25/51 ............................................. 12,770,229 2,190,019

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
e
FHLMC, (continued)
a
5410 , AS , IO, FRN , 1.678% , ( 30-day SOFR Average + 5.75% ), 5/25/54 ......... $ 36,130,695 $ 2,193,906
5116 , BI , IO, 4% , 1/25/50 ............................................ 10,163,466 2,096,831
5529 , EI , IO, 4.5% , 11/25/51 ......................................... 5,177,910 1,148,350
5119 , IB , IO, 3% , 6/25/41 ............................................ 3,838,367 399,260
5349 , IB , IO, 4% , 12/15/46 ........................................... 334,137 72,662
4976 , MI , IO, 4.5% , 5/25/50 .......................................... 2,152,698 500,891
5065 , MI , IO, 3.5% , 1/25/51 .......................................... 2,735,292 527,254
a
4915 , SD , IO, FRN , 1.864% , ( 30-day SOFR Average + 5.936% ), 9/25/49 ........ 1,375,744 163,237
a
5558 , SG , IO, FRN , 2.328% , ( 30-day SOFR Average + 6.4% ), 7/25/55 .......... 33,115,071 3,304,709
a
4839 , WS , IO, FRN , 1.843% , ( 30-day SOFR Average + 5.986% ), 8/15/56 ........ 11,979,579 1,808,836
a ,b
FHLMC Multi-family Structured Credit Risk Trust ,
2021-MN1 , M1 , 144A, FRN , 6.072% , ( 30-day SOFR Average + 2% ), 1/25/51 ..... 446,340 445,542
2021-MN1 , M2 , 144A, FRN , 7.822% , ( 30-day SOFR Average + 3.75% ), 1/25/51 ... 1,350,000 1,397,516
2021-MN3 , M2 , 144A, FRN , 8.072% , ( 30-day SOFR Average + 4% ), 11/25/51 .... 2,059,000 2,138,418
FNMA ,
e
2015-69 , IO, 6% , 9/25/45 ............................................ 152,550 31,210
e
2020-50 , IO, 4.5% , 3/25/50 .......................................... 5,433,004 1,432,102
e
427 , C93 , IO, 4.5% , 8/25/42 .......................................... 10,089,347 1,759,836
e
2022-13 , CI , IO, 3% , 12/25/51 ........................................ 12,534,447 2,021,449
a
2024-54 , FC , FRN , 5.042% , ( 30-day SOFR Average + 0.97% ), 8/25/54 ......... 423,861 425,159
a
2024-82 , FE , FRN , 5.022% , ( 30-day SOFR Average + 0.95% ), 11/25/54 ......... 3,006,078 3,000,181
e
2020-62 , GI , IO, 4% , 6/25/48 ......................................... 10,970,067 2,226,072
e
2021-17 , GI , IO, 4% , 2/25/51 ......................................... 1,689,149 367,493
e
2020-99 , IB , IO, 3.5% , 5/25/50 ........................................ 7,305,854 1,328,778
e
2021-3 , IB , IO, 2.5% , 2/25/51 ......................................... 9,652,300 1,643,514
e
2021-8 , ID , IO, 3.5% , 3/25/51 ......................................... 6,478,837 1,396,702
e
2021-15 , JI , IO, 4.5% , 4/25/51 ........................................ 2,025,340 523,700
e
2021-17 , KI , IO, 4.5% , 4/25/51 ........................................ 2,064,412 475,362
e
2016-3 , NI , IO, 6% , 2/25/46 .......................................... 28,834 4,118
e
2020-98 , OI , IO, 4.5% , 1/25/51 ........................................ 8,206,339 2,184,308
e
2021-5 , PI , IO, 3.5% , 2/25/51 ......................................... 2,457,087 465,114
a,e
2022-43 , SB , IO, FRN , 1.328% , ( 30-day SOFR Average + 5.4% ), 7/25/52 ........ 13,088,127 912,016
GNMA ,
e
2014-132 , IO, 5% , 9/20/44 ........................................... 509,350 102,807
1.6% , 2/20/49 .................................................... 14,236,452 1,050,024
e
2022-139 , IO, 4.5% , 9/20/49 ......................................... 9,128,350 1,802,599
e
2024-186 , IO, 3% , 9/20/51 ........................................... 8,230,622 1,251,466
c,e
2024-32 , IO, FRN , 0.7% , 6/16/63 ...................................... 16,059,412 829,040
c,e
2016-H24 , IO, FRN , 2.089% , 9/20/66 ................................... 119,687 7,422
c,e
2017-H09 , IO, FRN , 1.892% , 4/20/67 ................................... 160,245 4,585
c,e
2021-H08 , IO, FRN , 0.91% , 1/20/71 .................................... 23,624,378 903,751
e
2021-214 , AI , IO, 4% , 12/20/51 ....................................... 11,631,550 2,327,543
c,e
2014-H21 , AI , IO, FRN , 1.553% , 10/20/64 ............................... 294,191 12,373
c,e
2015-H04 , AI , IO, FRN , 1.659% , 12/20/64 ............................... 882,898 25,906
c,e
2015-H13 , AI , IO, FRN , 1.868% , 6/20/65 ................................ 57,724 3,138
c,e
2015-H20 , AI , IO, FRN , 1.911% , 8/20/65 ................................ 27,523 886
c,e
2015-H25 , AI , IO, FRN , 1.702% , 9/20/65 ................................ 46,241 705
c,e
2016-H15 , AI , IO, FRN , 1.955% , 7/20/66 ................................ 2,318,113 112,816
c,e
2016-H19 , AI , IO, FRN , 2.09% , 9/20/66 ................................. 1,232,739 55,572
c,e
2018-H01 , AI , IO, FRN , 2.2% , 1/20/68 .................................. 5,746,069 260,400
c,e
2020-H04 , AI , IO, FRN , 2.24% , 2/20/70 ................................. 4,862,473 239,769
a,e
2023-56 , AS , IO, FRN , 2.061% , ( 30-day SOFR Average + 6.16% ), 4/20/53 ....... 22,639,513 1,682,530
a,e
2024-4 , AS , IO, FRN , 2.851% , ( 30-day SOFR Average + 6.95% ), 1/20/54 ........ 17,855,208 1,707,752
c,e
2015-H23 , BI , IO, FRN , 1.818% , 9/20/65 ................................ 18,335 449
c,e
2016-H09 , BI , IO, FRN , 2.072% , 4/20/66 ................................ 1,427,058 58,908

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
c,e
2017-H02 , BI , IO, FRN , 2.258% , 1/20/67 ................................ $ 650,242 $ 26,702
c,e
2017-H06 , BI , IO, FRN , 2.347% , 2/20/67 ................................ 263,067 8,918
c,e
2017-H04 , BI , IO, FRN , 2.428% , 2/20/67 ................................ 1,329,875 56,590
c,e
2018-H05 , BI , IO, FRN , 2.296% , 2/20/68 ................................ 724,696 30,943
c,e
2018-H20 , BI , IO, FRN , 2.142% , 6/20/68 ................................ 3,109,833 111,233
a,e
2022-125 , BS , IO, FRN , 1.951% , ( 30-day SOFR Average + 6.05% ), 7/20/52 ...... 12,305,467 1,066,922
e
2021-149 , CI , IO, 2.5% , 8/20/51 ....................................... 13,581,937 2,009,255
c,e
2015-H10 , CI , IO, FRN , 1.852% , 4/20/65 ................................ 28,951 768
c,e
2015-H20 , CI , IO, FRN , 1.955% , 8/20/65 ................................ 395,333 21,086
c,e
2015-H25 , CI , IO, FRN , 1.752% , 10/20/65 ............................... 21,537 894
c,e
2016-H24 , CI , IO, FRN , 1.711% , 10/20/66 ............................... 906,070 21,906
c,e
2015-H16 , DI , IO, FRN , 2.216% , 7/20/65 ................................ 630,791 51,861
c,e
2015-H26 , DI , IO, FRN , 1.806% , 10/20/65 ............................... 22,890 1,159
c,e
2017-H11 , DI , IO, FRN , 2.085% , 5/20/67 ................................ 93,345 4,715
c,e
2019-H02 , DI , IO, FRN , 2.25% , 11/20/68 ................................ 9,266,918 392,986
a,e
2023-84 , DS , IO, FRN , 1.831% , ( 30-day SOFR Average + 5.93% ), 6/20/53 ....... 17,309,772 1,382,137
a,e
2024-30 , EI , IO, FRN , 1.671% , ( 30-day SOFR Average + 5.77% ), 2/20/54 ....... 49,880,000 3,311,922
c,e
2015-H26 , EI , IO, FRN , 1.796% , 10/20/65 ............................... 41,905 1,446
c,e
2015-H25 , EI , IO, FRN , 1.923% , 10/20/65 ............................... 17,289 673
c,e
2016-H27 , EI , IO, FRN , 1.891% , 12/20/66 ............................... 7,421,973 318,603
c,e
2019-H07 , EI , IO, FRN , 2.099% , 3/20/69 ................................ 11,027,138 515,045
c,e
2022-H01 , EI , IO, FRN , 2.446% , 1/20/72 ................................ 3,483,659 186,048
a,e
2023-35 , ES , IO, FRN , 2.101% , ( 30-day SOFR Average + 6.2% ), 2/20/53 ........ 12,920,079 961,123
a,e
2023-173 , ES , IO, FRN , 2.851% , ( 30-day SOFR Average + 6.95% ), 11/20/53 ..... 12,987,001 956,541
a,e
2024-4 , ES , IO, FRN , 2.851% , ( 30-day SOFR Average + 6.95% ), 1/20/54 ........ 23,722,506 2,053,356
e
2015-79 , GI , IO, 5% , 10/20/39 ........................................ 35,351 7,263
e
2017-104 , GI , IO, 4% , 7/20/47 ........................................ 5,233,109 1,045,257
e
2022-10 , GI , IO, 4.5% , 1/20/52 ........................................ 4,411,970 975,796
e
2024-4 , GI , IO, 5% , 2/20/53 .......................................... 7,252,678 1,778,374
c,e
2019-H12 , GI , IO, FRN , 2.239% , 7/20/69 ................................ 5,531,795 229,698
c,e
2022-H09 , GI , IO, FRN , 2.446% , 4/20/72 ................................ 14,848,195 755,862
a,e
2024-4 , GS , IO, FRN , 1.601% , ( 30-day SOFR Average + 5.7% ), 1/20/54 ........ 16,733,027 1,156,262
e
2021-191 , HI , IO, 3% , 10/20/51 ....................................... 2,604,663 453,638
c,e
2015-H10 , HI , IO, FRN , 1.987% , 4/20/65 ................................ 34,071 1,842
c,e
2016-H24 , HI , IO, FRN , 2.293% , 9/20/66 ................................ 4,018,682 275,292
a,e
2023-101 , HS , IO, FRN , 1.901% , ( 30-day SOFR Average + 6% ), 7/20/53 ........ 19,872,175 1,303,203
a,e
2024-51 , HS , IO, FRN , 1.901% , ( 30-day SOFR Average + 6% ), 3/20/54 ......... 39,418,526 2,564,755
e
2021-176 , IA , IO, 3.5% , 10/20/51 ...................................... 12,155,306 2,206,465
e
2022-160 , IB , IO, 4.5% , 2/20/50 ....................................... 16,010,914 3,367,619
c,e
2019-H14 , IB , IO, FRN , 2.197% , 8/20/69 ................................ 128,444 5,420
e
2024-4 , IG , IO, 5% , 12/20/52 ......................................... 7,402,065 1,415,428
c,e
2022-H09 , IG , IO, FRN , 2.282% , 4/20/72 ................................ 10,911,729 520,871
e
2022-213 , IH , IO, 6% , 12/20/52 ....................................... 2,088,443 407,343
c,e
2019-H15 , IH , IO, FRN , 2.009% , 9/20/69 ................................ 6,938,229 263,292
e
2021-176 , IK , IO, 5.5% , 10/20/51 ...................................... 4,226,600 831,786
c,e
2021-H12 , IY , IO, FRN , 0.018% , 8/20/71 ................................ 93,833,476 1,853,024
c,e
2017-H16 , JI , IO, FRN , 2.419% , 8/20/67 ................................. 194,508 8,351
c,e
2016-H04 , KI , IO, FRN , 1.735% , 2/20/66 ................................ 4,446,608 106,365
c,e
2016-H11 , KI , IO, FRN , 2.115% , 5/20/66 ................................ 26,130,587 938,187
e
2015-105 , LI , IO, 5% , 10/20/39 ........................................ 330,862 70,662
e
2016-75 , LI , IO, 6% , 1/20/40 ......................................... 17,839 2,509
e
2015-89 , LI , IO, 5% , 12/20/44 ......................................... 306,706 54,951
a,e
2024-126 , LS , IO, FRN , 2.551% , ( 30-day SOFR Average + 6.65% ), 8/20/54 ...... 25,368,124 2,044,077
e
2015-53 , MI , IO, 4% , 4/16/45 ......................................... 54,347 10,806
e
2020-151 , MI , IO, 2.5% , 10/20/50 ...................................... 3,758,546 545,448
e
2021-7 , MI , IO, 2.5% , 1/20/51 ......................................... 14,531,509 2,155,123

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
c,e
2017-H06 , MI , IO, FRN , 2.253% , 2/20/67 ................................ $ 393,848 $ 16,859
c,e
2017-H10 , MI , IO, FRN , 1.844% , 4/20/67 ................................ 1,505,848 44,576
c,e
2017-H19 , MI , IO, FRN , 2.065% , 4/20/67 ................................ 1,093,652 42,148
a,e
2020-112 , MS , IO, FRN , 2.226% , ( 1-month SOFR + 6.186% ), 8/20/50 .......... 6,166,005 921,831
e
2021-97 , NI , IO, 2.5% , 8/20/49 ........................................ 10,811,400 1,267,352
c,e
2016-H23 , NI , IO, FRN , 2.148% , 10/20/66 ............................... 46,711 2,297
c,e
2017-H08 , NI , IO, FRN , 2.187% , 3/20/67 ................................ 127,568 4,073
a,e
2024-4 , NS , IO, FRN , 1.651% , ( 30-day SOFR Average + 5.75% ), 1/20/54 ........ 17,906,374 1,201,140
e
2020-167 , PI , IO, 3.5% , 11/20/50 ...................................... 2,066,357 431,369
c,e
2016-H18 , QI , IO, FRN , 2.506% , 6/20/66 ................................ 415,296 22,785
a,e
2010-26 , QS , IO, FRN , 2.176% , ( 1-month SOFR + 6.136% ), 2/20/40 ........... 15,278,603 1,740,571
a,e
2024-64 , QS , IO, FRN , 1.901% , ( 30-day SOFR Average + 6% ), 4/20/54 ......... 46,925,259 3,581,524
a,e
2020-189 , S , IO, FRN , 1.976% , ( 1-month SOFR + 5.936% ), 12/20/49 ........... 14,106,308 1,678,745
a,e
2024-11 , S , IO, FRN , 2.301% , ( 30-day SOFR Average + 6.4% ), 1/20/54 ......... 18,558,781 1,171,673
a,e
2020-47 , SA , IO, FRN , 1.926% , ( 1-month SOFR + 5.886% ), 5/20/44 ........... 2,824,766 324,196
a,e
2024-7 , SA , IO, FRN , 2.301% , ( 30-day SOFR Average + 6.4% ), 1/20/54 ......... 17,775,768 1,189,499
a,e
2023-13 , SB , IO, FRN , 2.151% , ( 30-day SOFR Average + 6.25% ), 1/20/53 ....... 23,830,339 1,637,797
a,e
2023-20 , SB , IO, FRN , 2.901% , ( 30-day SOFR Average + 7% ), 2/20/53 ......... 21,627,444 2,029,651
a,e
2023-114 , SB , IO, FRN , 1.951% , ( 30-day SOFR Average + 6.05% ), 8/20/53 ...... 32,229,966 2,170,272
a,e
2025-61 , SB , IO, FRN , 1.851% , ( 30-day SOFR Average + 5.95% ), 4/20/55 ....... 24,060,869 1,739,562
a,e
2024-197 , SC , IO, FRN , 1.901% , ( 30-day SOFR Average + 6% ), 12/20/54 ....... 20,868,262 1,754,687
a,e
2019-121 , SD , IO, FRN , 1.926% , ( 1-month SOFR + 5.886% ), 10/20/49 ......... 2,853,116 372,415
a,e
2022-179 , SD , IO, FRN , 2.026% , ( 1-month SOFR + 5.986% ), 11/20/49 .......... 10,550,810 1,280,024
a,e
2021-57 , SD , IO, FRN , 2.226% , ( 1-month SOFR + 6.186% ), 3/20/51 ........... 8,161,070 1,181,720
a,e
2023-149 , SE , IO, FRN , 2.351% , ( 30-day SOFR Average + 6.45% ), 9/20/63 ...... 19,790,969 1,032,230
a,e
2022-128 , SH , IO, FRN , 1.881% , ( 30-day SOFR Average + 5.98% ), 7/20/52 ...... 23,948,134 2,694,026
a,e
2022-120 , SH , IO, FRN , 1.951% , ( 30-day SOFR Average + 6.05% ), 7/20/52 ...... 36,262,835 2,909,647
a,e
2023-35 , SH , IO, FRN , 2.351% , ( 30-day SOFR Average + 6.45% ), 2/20/53 ....... 11,240,891 986,560
a,e
2011-156 , SK , IO, FRN , 2.526% , ( 1-month SOFR + 6.486% ), 4/20/38 ........... 21,725 2,545
a,e
2023-103 , SK , IO, FRN , 1.901% , ( 30-day SOFR Average + 6% ), 7/20/53 ........ 40,593,337 2,629,210
a,e
2023-114 , SK , IO, FRN , 1.751% , ( 30-day SOFR Average + 5.85% ), 8/20/53 ...... 36,552,581 2,134,280
a,e
2023-13 , SL , IO, FRN , 2.151% , ( 30-day SOFR Average + 6.25% ), 1/20/53 ....... 15,486,941 1,098,828
a,e
2023-152 , SL , IO, FRN , 2.201% , ( 30-day SOFR Average + 6.3% ), 10/20/53 ...... 22,157,945 1,738,816
a,e
2013-182 , SP , IO, FRN , 2.626% , ( 1-month SOFR + 6.586% ), 12/20/43 .......... 493,694 71,748
a,e
2022-45 , SP , IO, FRN , 1.701% , ( 30-day SOFR Average + 5.8% ), 5/20/50 ........ 30,842,917 3,256,065
a,e
2023-20 , SP , IO, FRN , 2.901% , ( 30-day SOFR Average + 7% ), 2/20/53 ......... 18,983,191 1,426,308
a,e
2023-24 , SQ , IO, FRN , 2.151% , ( 30-day SOFR Average + 6.25% ), 2/20/53 ....... 15,957,022 1,138,154
a,e
2024-30 , SU , IO, FRN , 1.751% , ( 30-day SOFR Average + 5.85% ), 2/20/54 ....... 29,840,832 2,044,613
a,e
2019-96 , SY , IO, FRN , 2.026% , ( 1-month SOFR + 5.986% ), 8/20/49 ............ 12,920,029 1,687,698
e
2021-29 , TI , IO, 2.5% , 2/20/51 ........................................ 19,575,022 3,419,363
e
2020-162 , UI , IO, 2.5% , 10/20/50 ...................................... 12,714,124 1,859,818
e
2017-179 , WI , IO, 5% , 12/20/47 ....................................... 226,322 51,785
a,e
2024-30 , WS , IO, FRN , 1.701% , ( 30-day SOFR Average + 5.8% ), 2/20/54 ....... 34,184,548 1,962,778
c,e
2015-H16 , XI , IO, FRN , 2.077% , 7/20/65 ................................ 1,689,881 96,872
152,130,770
a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 137,852,435 ) ........
152,130,770
Total Long Term Investments (Cost $ 754,798,746 ) ...............................
768,381,383
a
a a a a

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 9.2%
a a
Shares
a
Value
a
Management Investment Companies 8.4%
h,i
Putnam Short Term Investment Fund , Class P , 4.194% ....................... 37,250,823 $ 37,250,823
Total Management Investment Companies (Cost $ 37,250,823 ) ....................
37,250,823
Principal
Amount
U.S. Government and Agency Securities 0.8%
j ,k
U.S. Treasury Bills ,
2.9%, 12/04/25 ................................................... $ 200,000 199,936
3.74%, 1/20/26 ................................................... 2,324,000 2,311,737
3.68%, 4/23/26 ................................................... 800,000 788,399
3,300,072
Total U.S. Government and Agency Securities (Cost $ 3,299,847 ) ..................
3,300,072
Total Short Term Investments (Cost $ 40,550,670 ) ................................
40,550,895
a
Total Investments (Cost $ 795,349,416 ) 183.4% ..................................
$808,932,278
TBA Sale Commitments (0.2) % ................................................
(952,570)
Other Assets, less Liabilities (83.2) % ..........................................
(366,909,493)
Net Assets 100.0% ...........................................................
$441,070,215
a a a a a
TBA Sale Commitments (0.2)%
Mortgage-Backed Securities (0.2)%
Federal National Mortgage Association (FNMA) Fixed Rate (0.2)%
l
Uniform Mortgage-Backed Securities , TBA, 4% , 12/25/55 ..................... (1,000,000) (952,570)
Total TBA Sale Commitments ( Cost $ (947,891) ) .................................
$(952,570)
†
Rounds to less than 0.1% of net assets.
a
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $158,132,626, representing 35.9% of net assets.
c
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( c ).
e
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
f
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
g
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( c ).
h
See Note 3 ( g ) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
j
The rate shown represents the yield at period end.
k
A portion or all of the security has been segregated as collateral for certain derivative contracts. At November 30, 2025, the aggregate value of these securities pledged amounted to $1,730,710, representing 0.4% of net assets.
l
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1 ( c ).

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At November 30, 2025, the Fund had the following futures contracts outstanding. See Note 1(e).
At November 30, 2025, the Fund had the following forward premium swap options contracts outstanding. See Note 1(e).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Short 1,229 $ 142,813,641 3/20/26 $ (259,876)
U.S. Treasury 2 Year Notes ..................... Short 1,626 339,605,345 3/31/26 31,193
Total Futures Contracts ...................................................................... $(228,683)
*
As of period end.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
(3.56%)/1-day SOFR/May-28/(Purchased) BOFA 5/20/26 / 3.56% 310,533,900 $ 512,381 $ (120,711)
3.55%/1-day SOFR/May-28/(Written) BOFA 5/20/26 / 3.55% 310,533,900 (2,763,751) (69,417)
3.428%/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 12,982,000 747,114 (379,754)
(3.428%)/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 12,982,000 747,114 (12,695)
3.965%/1-day SOFR/Mar-38/(Purchased) DBAB 3/06/28 / 3.965% 20,730,000 1,129,785 (167,700)
(3.965%)/1-day SOFR/Mar-38/(Purchased) DBAB 3/06/28 / 3.965% 20,730,000 1,129,785 (327,301)
(5%)/1-day SOFR/Nov-57/(Purchased) WFLA 11/22/27 / 5% 22,615,300 634,359 (38,540)
Unrealized appreciation –
Unrealized (depreciation) (1,116,118)
Total $(1,116,118)
*
In U.S. dollars unless otherwise indicated.

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At November 30, 2025, the Fund had the following credit default swap contracts outstanding. See Note 1(e).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 1,085,000 $ 558,720 $ 464,005 $ 94,715
CMBX.NA.BB.10 (5.00)% Monthly GSCO 11/17/59 836,000 430,498 376,522 53,976
CMBX.NA.BB.10 (5.00)% Monthly MLCO 11/17/59 47,000 24,202 2,674 21,528
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 2,750,000 1,030,838 1,034,890 (4,052)
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 943,000 74,704 42,489 32,215
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 576,000 251,471 249,406 2,065
CMBX.NA.BB.8 . (5.00)% Monthly MSCO 10/17/57 326,000 142,326 143,186 (860)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly GSCO 11/17/59 3,233,000 689,475 619,394 70,081
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 2,375,000 307,365 306,375 990
CMBX.
NA.BBB-.12 .. (3.00)% Monthly CITI 8/17/61 1,024,000 186,283 290,603 (104,320)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 7,038,000 1,280,330 1,660,789 (380,459)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly MSCO 8/17/61 1,069,000 194,469 340,040 (145,571)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 4,750,000 957,125 995,917 (38,792)
CMBX.NA.BBB-.8 (3.00)% Monthly MSCO 10/17/57 3,436,000 597,231 707,311 (110,080)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 2,375,000 452,322 426,609 25,713
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 289,000 (148,821) (23,189) (125,632)
Non-
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 1,293,000 (484,681) (552,832) 68,151
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 3,724,000 (295,012) (647,506) 352,494
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly JPHQ 5/11/63 1,567,000 (124,136) (806,690) 682,554
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 200,000 (15,844) (22,364) 6,520
Non-
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 221,000 (38,389) (50,236) 11,847
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 114,000 (19,803) (23,410) 3,607
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 114,000 (19,803) (25,914) 6,111
Investment
Grade
Total OTC Swap Contracts .............................................. $6,030,870 $5,508,069 $522,801
Total Credit Default Swap Contracts .................................... $6,030,870 $ 5,508,069 $522,801

Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Funds Trust
Schedule of Investments (unaudited)
At November 30, 2025 , the Fund had the following interest rate swap contracts outstanding. See Note 1 ( e ).
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.58% .... Annual 9/17/27 879,666,000 $ (2,868,711) $ (1,090,253) $ (1,778,458)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.13% .... Annual 12/17/27 20,448,000 56,898 79,086 (22,188)
Receive Fixed 3.63% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/30 352,038,000 4,786,376 2,322,906 2,463,470
Receive Fixed 3.18% .. Annual
Pay Floating 1-day
SOFR ............ Annual 12/17/30 94,176,000 (526,480) (524,883) (1,597)
Receive Fixed 3.833% . Annual
Pay Floating 1-day
SOFR ............ Annual 9/10/35 37,243,300 701,718 — 701,718
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.88% .... Annual 9/17/35 185,673,000 (4,260,854) (654,407) (3,606,447)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.53% .... Annual 12/17/35 48,045,000 317,269 603,972 (286,703)
Receive Fixed 4.03% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/55 54,782,000 657,731 397,451 260,280
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.88% .... Annual 12/17/55 764,500 10,456 10,561 (105)
Total Interest Rate Swap Contracts ................................. $(1,125,597) $ 1,144,433 $(2,270,030)
*
In U.S. dollars unless otherwise indicated.
See Note  8  regarding other derivative information.
See A bbreviations on page 38 .

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
November 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Mortgage
Opportunities
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $758,098,593
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 37,250,823
Value - Unaffiliated issuers .................................................................. $771,681,455
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 37,250,823
Cash .................................................................................... 6,823,300
Receivables:
Receivable for sales of TBA securities (Note 1 c ) .................................................. 947,891
Capital shares sold ........................................................................ 359,005
Dividends and interest ..................................................................... 5,261,721
Deposits with brokers for:
Futures contracts ........................................................................ 5,085,150
Centrally cleared swap contracts ............................................................ 5,625,565
Variation margin on futures contracts ........................................................... 383,168
Variation margin on centrally cleared swap contracts ............................................... 108,024
OTC swap contracts (upfront payments ) .......................................................... 7,660,210
Unrealized appreciation on OTC swap contracts .................................................... 1,432,567
Prepaid expenses .......................................................................... 53,296
Total assets .......................................................................... 842,672,175
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,275,027
Payable for purchases of TBA securities (Note 1 c ) ................................................. 387,896,289
Capital shares redeemed ................................................................... 111,028
Management fees ......................................................................... 106,746
Administrative fees ........................................................................ 3,338
Distribution fees .......................................................................... 10,185
Transfer agent fees ........................................................................ 130,367
Trustees' fees and expenses ................................................................. 9,510
Deposits from brokers for:
OTC derivative contracts .................................................................. 6,120,699
TBA transactions ........................................................................ 701,000
OTC swap contracts (upfront receipts ) ........................................................... 2,152,141
Unrealized depreciation on OTC swap contracts .................................................... 909,766
Unrealized depreciation on forward premium swap option contracts ..................................... 1,116,118
TBA sale commitments, at value (proceeds $947,891) (Note 1c) ........................................ 952,570
Accrued expenses and other liabilities ........................................................... 107,176
Total liabilities ......................................................................... 401,601,960
Net assets, at value ................................................................. $441,070,215
Net assets consist of:
Paid-in capital ............................................................................. $473,206,701
Total distributable earnings (losses) ............................................................. (32,136,486)
Net assets, at value ................................................................. $441,070,215

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
November 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam
Mortgage
Opportunities
Fund
Class A:
Net assets, at value ....................................................................... $20,884,224
Shares outstanding ........................................................................ 2,342,140
Net asset value per share
a,b
.................................................................. $8.92
Maximum offering price per share (net asset value per share ÷ 96.00%)
b
................................ $9.29
Class C:
Net assets, at value ....................................................................... $7,076,884
Shares outstanding ........................................................................ 791,593
Net asset value and maximum offering price per share
a,b
............................................ $8.94
Class I:
Net assets, at value ....................................................................... $50,075,456
Shares outstanding ........................................................................ 5,606,704
Net asset value and maximum offering price per share
b
............................................. $8.93
Class R6:
Net assets, at value ....................................................................... $8,043,392
Shares outstanding ........................................................................ 899,691
Net asset value and maximum offering price per share
b
............................................. $8.94
Class Y:
Net assets, at value ....................................................................... $354,990,259
Shares outstanding ........................................................................ 39,794,415
Net asset value and maximum offering price per share
b
............................................. $8.92
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Funds Trust
Financial Statements
Statement of Operations
for the six months ended November 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Mortgage
Opportunities
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 g ) ............................................................. $1,271,194
Interest:
Unaffiliated issuers ........................................................................ 15,240,229
Total investment income ................................................................... 16,511,423
Expenses:
Management fees (Note 3 a ) ................................................................... 1,529,887
Administrative fees (Note 3 b ) .................................................................. 5,819
Distribution fees: (Note 3c )
Class A ................................................................................ 27,570
Class C ................................................................................ 35,335
Transfer agent fees: (Note 3e )
Class A ................................................................................ 16,028
Class C ................................................................................ 5,146
Class I ................................................................................. 5,281
Class R6 ............................................................................... 1,892
Class Y ................................................................................ 304,877
Reports to shareholders fees .................................................................. 24,076
Registration and filing fees .................................................................... 48,867
Professional fees ........................................................................... 93,838
Trustees' fees and expenses .................................................................. 10,891
Other .................................................................................... 4,462
Total expenses ......................................................................... 2,113,969
Expense reductions (Note 4 ) ............................................................... (165)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) .............................................. (425,280)
Net expenses ......................................................................... 1,688,524
Net investment income ................................................................ 14,822,899
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 10,398,644
Forward premium swap option contracts ........................................................ (5,871,400)
Futures contracts ......................................................................... (6,372,496)
TBA sale commitments ..................................................................... (842,597)
Swap contracts ........................................................................... (8,807,429)
Net realized gain (loss) .................................................................. (11,495,278)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 2,749,720
Translation of other assets and liabilities denominated in foreign currencies .............................. 19
Forward premium swap option contracts ........................................................ 1,725,409
Futures contracts ......................................................................... 508,152
TBA sale commitments ..................................................................... 695,682
Swap contracts ........................................................................... 5,588,706
Net change in unrealized appreciation (depreciation) ............................................ 11,267,688
Net realized and unrealized gain (loss) ............................................................ (227,590)
Net increase (decrease) in net assets resulting from operations .......................................... $14,595,309

Putnam Funds Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Mortgage Opportunities Fund
Six Months Ended
November 30, 2025
(unaudited)
Year Ended
May 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $14,822,899 $33,163,455
Net realized gain (loss) ................................................. (11,495,278) (5,420,968)
Net change in unrealized appreciation (depreciation) ........................... 11,267,688 9,340,996
Net increase (decrease) in net assets resulting from operations ................ 14,595,309 37,083,483
Distributions to shareholders:
Class A ............................................................. (561,981) (1,213,272)
Class C ............................................................. (154,084) (299,066)
Class I ............................................................. (2,788,968) (6,320,856)
Class R6 ............................................................ (208,732) (359,014)
Class Y ............................................................. (11,121,461) (24,975,186)
Distributions to shareholders from tax return of capital:
Class A ............................................................. — (91,933)
Class C ............................................................. — (22,661)
Class I ............................................................. — (478,950)
Class R6 ............................................................ — (27,204)
Class Y ............................................................. — (1,892,443)
Total distributions to shareholders .......................................... (14,835,226) (35,680,585)
Capital share transactions: (Note 2 )
Class A ............................................................. (1,404,856) 6,359,844
Class C ............................................................. 168,746 4,208,715
Class I ............................................................. (59,169,764) (77,076,945)
Class R6 ............................................................ 1,454,060 5,262,818
Class Y ............................................................. (102,561,578) 119,452,571
Total capital share transactions ............................................ (161,513,392) 58,207,003
Net increase (decrease) in net assets ................................... (161,753,309) 59,609,901
Net assets:
Beginning of period ..................................................... 602,823,524 543,213,623
End of period .......................................................... $441,070,215 $602,823,524

Putnam Funds Trust
Notes to Financial Statements (unaudited)
Putnam Mortgage Opportunities Fund

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Putnam Funds Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of fourteen
separate funds. The Trust follows the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Putnam
Mortgage Opportunities Fund (Fund) is included in this
report. The Fund offers five classes of shares: Class A,
Class C, Class I, Class R6 and Class Y. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Putnam Mortgage Opportunities Fund
(continued)
initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date. Collateral has been pledged and/or received for open TBA trades.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
d. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
1. Organization and Significant Accounting Policies
(continued)
b. Stripped Securities
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Mortgage Opportunities Fund
(continued)
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
1. Organization and Significant Accounting Policies
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Mortgage Opportunities Fund
(continued)
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to interest rate risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 8 regarding other derivative information.
f. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of November 30, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Mortgage Opportunities Fund
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Amortization of premium and accretion of discount on
debt securities are included in interest income. Paydown
gains and losses are recorded as an adjustment to interest
income. Dividend income is recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by
the Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At November 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
November 30, 2025
Year Ended
May 31, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 290,194 $2,600,976 1,872,190 $16,632,334
Shares issued in reinvestment of distributions .......... 61,942 553,561 136,581 1,207,400
Shares redeemed ............................... (509,652) (4,559,393) (1,295,373) (11,479,890)
Net increase (decrease) .......................... (157,516) $(1,404,856) 713,398 $6,359,844
1. Organization and Significant Accounting Policies
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Mortgage Opportunities Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
November 30, 2025
Year Ended
May 31, 2025
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 158,880 $1,427,025 503,606 $4,476,521
Shares issued in reinvestment of distributions .......... 17,202 154,087 29,918 265,325
Shares redeemed
a
.............................. (157,113) (1,412,366) (59,840) (533,131)
Net increase (decrease) .......................... 18,969 $168,746 473,684 $4,208,715
Class I Shares:
Shares issued in reinvestment of distributions .......... 265,780 $2,380,075 665,976 $5,897,137
Shares redeemed ............................... (6,907,951) (61,549,839) (9,371,859) (82,974,082)
Net increase (decrease) .......................... (6,642,171) $(59,169,764) (8,705,883) $(77,076,945)
Class R6 Shares:
Shares sold ................................... 272,112 $2,444,772 2,060,196 $18,332,290
Shares issued in reinvestment of distributions .......... 21,474 192,368 41,035 364,086
Shares redeemed ............................... (131,803) (1,183,080) (1,516,814) (13,433,558)
Net increase (decrease) .......................... 161,783 $1,454,060 584,417 $5,262,818
Class Y Shares:
Shares sold ................................... 8,299,540 $74,483,594 37,845,848 $336,564,359
Shares issued in reinvestment of distributions .......... 1,241,402 11,101,969 2,860,910 25,313,366
Shares redeemed ............................... (21,009,052) (188,147,141) (27,361,332) (242,425,154)
Net increase (decrease) .......................... (11,468,110) $(102,561,578) 13,345,426 $119,452,571
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Mortgage Opportunities Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended November 30, 2025, the annualized gross effective investment management fee rate was 0.544% of the
Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.550% of the first $500 million of average net assets
0.500% of the next $500 million of average net assets
0.450% of any excess thereafter
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
3. Transactions with Affiliates
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Mortgage Opportunities Fund
(continued)
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C and Class Y shares that included (1) a per account fee for each direct and underlying non-
defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class I shares paid a monthly fee based on the average net assets of Class I shares at an annual rate of 0.01%.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended November 30, 2025, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $1,341
CDSC retained .............................................................................. $1,121
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Mortgage Opportunities Fund
(continued)
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through September 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
Advisers has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the Fund through
September 30, 2026, to the extent that total expenses of the Fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the Fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the Fund’s investment management contract) would exceed an annual rate of 0.46% of the Fund’s average net assets.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended November 30, 2025, the fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At May 31, 2025, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Mortgage Opportunities Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.194% ...... $85,540,476 $209,403,644 $(257,693,297) $— $— $37,250,823 37,250,823 $1,271,194
Total Affiliated Securities ... $85,540,476 $209,403,644 $(257,693,297) $— $— $37,250,823 $1,271,194
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 13,450,282
Long term ................................................................................ 5,924,446
Total capital loss carryforwards ............................................................... $19,374,728
3. Transactions with Affiliates
(continued)
g. Investments in Affiliated Management Investment Companies
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Putnam Mortgage Opportunities Fund
(continued)
At November 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and derivative financial instruments.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2025, aggregated
$2,026,417,988 and $2,157,388,911, respectively.
7. Credit Risk and Defaulted Securities
At November 30, 2025, the Fund had 16.8% of its portfolio invested in high yield securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At November
30, 2025, the value of this security represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Schedule of Investments.
8. Other Derivative Information
At November 30, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Cost of investments .......................................................................... $812,794,337
Unrealized appreciation ........................................................................ $36,599,250
Unrealized depreciation ........................................................................ (37,853,407)
Net unrealized appreciation (depreciation) .......................................................... $(1,254,157)
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Mortgage Opportunities Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 31,193
a
Variation margin on futures
contracts
$ 259,876
a
Variation margin on centrally
cleared swap contracts
3,425,468
a
Variation margin on centrally
cleared swap contracts
5,695,498
a
Unrealized appreciation on
forward premium swap option
contracts
— Unrealized depreciation on
forward premium swap option
contracts
1,116,118
Credit contracts ............
OTC swap contracts (upfront
payments)
7,660,210 OTC swap contracts (upfront
receipts)
2,152,141
5. Income Taxes
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Mortgage Opportunities Fund
(continued)
For the period ended November 30, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended November 30, 2025 , the average month end notional amount of futures contracts, swap contracts and options represented $541,875,643 , $1,636,666,243 and $540,029,286 , respectively.
At November 30, 2025, the Fund's OTC derivative assets and liabilities are as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Mortgage Opportunities Fund (continued)
Unrealized appreciation on OTC
swap contracts
$ 1,432,567 Unrealized depreciation on OTC
swap contracts
$ 909,766
Total .................... $12,549,438 $10,133,399
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam Mortgage Opportunities Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(6,372,496) Futures contracts $508,152
Swap contracts (8,622,719) Swap contracts 5,635,942
Forward premium swap option
contracts (5,871,400)
Forward premium swap option
contracts 1,725,409
Credit contracts ...............
Swap contracts (184,710) Swap contracts (47,236)
Total ....................... $(21,051,325) $7,822,267
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam Mortgage Opportunities Fund
Forward Premium Swap Option Contracts ................... $ — $ 1,116,118
Swap Contracts ....................................... 9,092,777 3,061,907
Total ............................................. $9,092,777 $4,178,025
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
8. Other Derivative Information
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Putnam Mortgage Opportunities Fund
(continued)
At November 30, 2025, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
At November 30, 2025, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
a
Net Amount
(Not less
than zero)
Putnam Mortgage Opportunities Fund
Counterparty
BOFA .................... $ — $ — $ — $ — $ —
CITI ..................... 1,533,286 (1,354,894) — (178,392) —
DBAB ................... — — — — —
GSCO ................... 5,197,245 (446,713) — (4,641,699) 108,833
JPHQ ................... 682,554 (682,554) — — —
MLCO ................... 30,722 (22,364) — — 8,358
MSCO ................... 1,648,970 (282,425) — (1,150,000) 216,545
WFLA ................... — — — — —
Total ................... $9,092,777 $(2,788,950) $— $(5,970,091) $333,736
$ 1
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
a,b
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam Mortgage Opportunities Fund
Counterparty
BOFA .................... $ 582,577 $ — $ (582,577) $ — $ —
CITI ..................... 1,354,894 (1,354,894) — — —
DBAB ................... 495,001 — (493,383) — 1,618
GSCO ................... 446,713 (446,713) — — —
JPHQ ................... 955,511 (682,554) (270,565) — 2,392
MLCO ................... 22,364 (22,364) — — —
MSCO ................... 282,425 (282,425) — — —
WFLA ................... 38,540 — — — 38,540
Total ................... $4,178,025 $(2,788,950) $(1,346,525) $— $42,550
8. Other Derivative Information
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Mortgage Opportunities Fund
(continued)
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 38 .
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended November 30, 2025, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
b
See the accompanying Schedule of Investments for securities pledged as collateral for derivatives.
Level 1 Level 2 Level 3 Total
Putnam Mortgage Opportunities Fund
Assets:
Investments in Securities:
a
Asset-Backed Securities ................... $ — $ 26,001,510 $ — $ 26,001,510
Commercial Mortgage-Backed Securities ...... — 117,044,191 — 117,044,191
Mortgage-Backed Securities ................ — 388,732,360 — 388,732,360
8. Other Derivative Information
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Mortgage Opportunities Fund
(continued)
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Putnam Mortgage Opportunities Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Residential Mortgage-Backed Securities ....... $ — $ 84,472,552 $ — $ 84,472,552
Agency Commercial Mortgage-Backed Securities — 152,130,770 — 152,130,770
Short Term Investments ................... 37,250,823 3,300,072 — 40,550,895
Total Investments in Securities ........... $37,250,823 $771,681,455 $— $808,932,278
Other Financial Instruments:
Futures Contracts ....................... $31,193 $— $— $31,193
Swap Contracts ......................... — 4,858,035 — 4,858,035
Total Other Financial Instruments ......... $31,193 $4,858,035 $— $4,889,228
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 952,570 $ — $ 952,570
Forward Premium Swap Option Contracts ...... — 1,116,118 — 1,116,118
Futures Contracts ........................ 259,876 — — 259,876
Swap Contracts ......................... — 6,605,264 — 6,605,264
Total Other Financial Instruments ......... $259,876 $8,673,952 $— $8,933,828
a
For detailed categories, see the accompanying Schedule of Investments.
–
10. Fair Value Measurements
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Mortgage Opportunities Fund
(continued)
Abbreviations
Counterparty
BOFA
Bank of America NA
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
WFLA
Wells Fargo Bank National Association
Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 4.12%

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Putnam Mortgage Opportunities Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940
Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the
Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”)
(collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-
owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund's investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management of other mutual funds sponsored by the applicable Advisor (or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-
called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2024.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund)
had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2024.
The Advisor and PSERV have agreed to maintain these expense limitations until at least September 30, 2026. In addition, the Advisor contractually agreed to waive fees and/or reimburse expenses of your fund to the extent that the total annual operating expenses of the fund (excluding payments under the fund’s distribution plans, investor servicing fees, brokerage, interest, taxes, investment-related expenses, extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 0.46% of its average net assets through at least September 30, 2026. During its fiscal year ending in 2024, your fund’s expenses were reduced as a result of this expense limitation. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and also in the first quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

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In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Advisor but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provide a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.

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For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper Absolute Return Funds) for the one-year, three-year and five-year periods ended December 31,
2024 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):
For the three-year period ended December 31, 2024, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2024, there were 106, 100 and 94 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
One-year period Three-year period Five-year period
1st 1st 3rd

Putnam Funds Trust

franklintempleton.com
Semiannual Report
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors,
LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

39234-SFSOI 01/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	January 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	January 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	January 27, 2026